INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 20	-	INCOME TAXES

A.	Approved Enterprise Status

Substantially all of Tower's existing facilities and other capital investments have been granted approved enterprise status, as provided by the Investments Law.

Pursuant to the Investments Law and the approval certificates, Tower's income is taxed at a rate of 20% in 2014. The portion of Tower's taxable income that is not attributable to approved enterprise status is taxed at a rate of 26.5% in 2014 (“Regular Company Tax”).

The tax benefits are also conditioned upon fulfillment of the requirements stipulated by the letter of approval regarding Tower's facilities and other capital investments' approved enterprise status (“Ktav Ishur”), as well as by the Investments Law and the regulations promulgated thereunder, as well as the criteria set forth in the certificates of approval. In the event of a failure by Tower to comply with these conditions, the tax benefits could be canceled, in whole or in part, and Tower would be required to refund the amount of the canceled benefits, plus interest and certain inflation adjustments. In the Company's opinion, Tower has been in compliance with the conditions through the approval date of the financial statements; See Note 8B.

B.	The company's Income Tax provision is as follows

	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Current tax expense (benefit):
Foreign	$2,814	$(534)	$(1,800)
Total current	2,814	(534)	(1,800)
Deferred tax expense (benefit):
Foreign	(27,556)	(8,854)	9,126
Total deferred	(27,556)	(8,854)	9,126
Income tax provision (benefit)	$(24,742)	$(9,388)	$7,326

	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Profit (loss) before taxes
Domestic	$78,677	$(90,497)	$(83,049)
Foreign	(104,791)	(26,551)	20,106
Total income (loss) before taxes	$(26,114)	$(117,048)	$(62,943)

C.	Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax benefit and liability reflected on the balance sheets as of the respective dates:

	As of December 31,
	2014	2013
Net deferred tax benefit - current
Net operating loss carryforwards	$938	$2,026
Employees benefits and compensation	5,170	4,003
Debt discount	1,253
Accruals, reserves and others	3,809	2,760
	11,170	8,789
Valuation allowance	(3,354)	(2,779)
Total net current deferred tax benefit	$7,816	$6,010

	As of December 31,
	2014	2013
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$320,954	$284,446
Employees benefits and compensation	2,663	4,605
Research and development	1,940	2,005
Others	1,237	1,212
	326,794	292,268
Valuation allowance	(293,670)	(255,899)
	$33,124	$36,369
Deferred tax liability - depreciation and amortization	(30,293)	(41,255)
Deferred tax related to gain on acquisition	(66,722)	--
Intangible assets	(6,318)	(6,929)
Debt discount	(4,200)	(884)
Others	(869)	(912)
Total net long-term deferred tax liability	$(75,278)	$(13,611)

Deferred tax asset in the amounts of $7,816 and $6,010 as of December 31, 2014 and 2013, respectively are presented in other current assets.

Deferred tax liability in the amounts of $75,278 and $13,611 as of December 31, 2014 and 2013, respectively, are presented in deferred tax liability.

The Company establishes a valuation allowance for deferred tax assets, when it is unable to conclude that it is more likely than not that such deferred tax assets will be realized. In making this determination, the Company evaluates both positive and negative evidence. Jazz's state deferred tax assets exceed the reversal of taxable temporary differences. Without other significant positive evidence, Jazz has determined that the state deferred tax assets are not more likely than not to be realized and Tower has determined that its deferred tax assets are not more likely than not to be realized during the coming years.

On December 31, 2014 and 2013, the Company recorded a valuation allowance against its deferred tax assets in the amounts of $297,024 and $258,678, respectively, to offset the related net deferred tax assets as the Company is unable to conclude that it is more likely than not that such deferred tax assets will be realized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2014	$25,676
Additions for tax positions of current year	51
Reductions for tax positions of prior year	--
Translation differences	(766)
Balance at December 31, 2014	$24,961

Unrecognized tax benefits
Balance at January 1, 2013	$27,414
Additions for tax positions of current year	12
Reductions for tax positions of prior year	(371)
Translation differences	(1,379)
Balance at December 31, 2013	$25,676

Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Reductions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414

The statute of limitation with respect to Jazz's tax year 2010 is expected to expire in March 2015, unless further extended by the US tax authorities. The expiration of the statute of limitation will result in cancelation of the respective unrecognized tax benefit for such year in the amount of approximately $11,000

The Company accounts for its uncertain tax provisions in accordance with ASC 740. The Company's policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense.

D.	Effective Income Tax Rates

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2014	2013	2012
Tax expense (benefit) computed at statutory rates	$(6,920)	$(29,262)	$(15,736)
Effect of different tax rates in different jurisdictions	(18,453)	1,408	7,514
Gain on acquisition of TPSCo	(33,280)
Tax benefits for which deferred taxes were not recorded	27,757	20,139	15,955
Permanent differences and other, net	6,154	(1,673)	(407)
Income tax provision (benefit)	$(24,742)	$(9,388)	$7,326

E.	Net Operating Loss Carry forward

On December 31, 2014, Tower had net operating loss carry forwards for tax purposes of approximately 1.4 billion USD which may be carried forward for an unlimited period of time.

The future utilization of Jazz's net operating loss carry forwards to offset future taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. Jazz has had two “change in ownership” events that limit the utilization of net operating loss carry forwards. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies' acquisition of Jazz Semiconductor. The second “change in ownership” event occurred on September 19, 2008, upon Tower's acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $2,100 for the use in its tax return. On December 31, 2014, Jazz had federal net operating loss carry forwards of approximately $31,000 that will begin to expire in 2022, unless previously utilized. On December 31, 2014, Jazz had state net operating loss carry forward of approximately $141,000.  The state tax loss carry forwards is expected to start  expiring from 2015 onwards.

At December 31, 2014, TJP had net operating loss carry forwards of approximately $9,000  which are expected to expire in 2015 following the decision to cease TJP operations.

At December 31, 2014, TPSCo had operating loss carry forwards of approximately $12,000 which are expected to expire in 2023.

F.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2010 are deemed final.

Jazz and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state and foreign jurisdictions.

In 2013, the U.S. tax authorities commenced an audit of Jazz's 2011 tax returns, and asked Jazz for certain reports and data in connection with said year's tax returns. During September 2014, Jazz received correspondence from the U.S tax authorities that they accepted the 2011 federal tax returns as filed without any audit adjustments.

Jazz is no longer subject to U.S. federal income tax examinations for years before 2010; state and local income tax examinations before 2010; and foreign income tax examinations before 2011. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carry forward amount.

TJP was established in June 2011 and does not have final tax assessments.

TPSCo was established in March 2014 and has not yet filed any annual tax report.